Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

15. Commitments and Contingencies

Guarantor Arrangements

The Company warrants all of its non-disposable products as to compliance with their specifications and that the products are free from defects in material and workmanship for a period of 13 months from the date of delivery. The Company maintains a reserve for the estimated costs of potential future repair of our products during this warranty period. The amount of reserve is based on the Company's actual return and repair cost experience. The Company has accrued $14,609 and $23,933 for the estimated future cost of warranties at December 31, 2010 and 2011, respectively.

	December 31,
	2010	2011
Balance at beginning of period	$29,384	$14,609
Provision for warranty for units sold	51,318	34,690
Cost of warranty incurred	(66,093)	(25,366)

Balance at end of period	$14,609	$23,933

Operating Leases

The Company has a five-year operating lease for office space, expiring in 2013, with a renewal option for an additional five years. Total rent expense under all operating leases was approximately $347,400 for the years ended December 31, 2010 and 2011. At December 31, 2011, future minimum rental payments under the non-cancelable leases are $395,019 and $132,808 for fiscal years 2012 and 2013, respectively.

Contingencies

The Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

License Maintenance Fees

Under the terms of certain license, consulting and technology agreements, the Company is required to pay royalties on sales of its products. Minimum license maintenance fees under the license agreement, which can be credited against royalties otherwise payable for each year, are $10,000 per year through 2013. The Company is committed to pay an aggregate of $20,000 of such minimum license maintenance fees subsequent to December 31, 2011 as the technology is used. License maintenance fees paid during 2010 and 2011amounted to $10,000 each year. The future minimum license maintenance fee commitments at December 31, 2011 are approximately as follows:

2012	$10,000
2013	10,000

Total	$20,000

During the term of these license agreements, the Company is obligated to pay a 1.5% royalty based on net sales of any products developed from the licensed technologies. The license maintenance fees described above are creditable against royalties otherwise payable for such year.